FIS Bright Portfolios Core Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 98.5%	Par	Value
Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	$272,000	$269,902
FedEx Corp., 3.10%, 08/05/2029	272,000	261,106
		531,008

Banks - 5.0%
Citizens Financial Group, Inc.
3.25%, 04/30/2030	273,000	257,686
2.64%, 09/30/2032	294,000	251,507
Fifth Third Bancorp, 2.55%, 05/05/2027	273,000	267,603
Huntington Bancshares, Inc., 2.55%, 02/04/2030	294,000	272,337
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	273,000	269,094
		1,318,227

Beverages - 1.0%
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	252,000	257,638

Building Products - 1.0%
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 4.90%, 12/01/2032	252,000	253,081

Capital Markets - 6.0%
Cboe Global Markets, Inc., 1.63%, 12/15/2030	294,000	258,341
FactSet Research Systems, Inc.
2.90%, 03/01/2027	273,000	268,410
3.45%, 03/01/2032	294,000	265,655
MSCI, Inc.
5.25%, 09/01/2035	272,000	266,561
5.15%, 03/15/2036	273,000	264,565
Nasdaq, Inc., 5.35%, 06/28/2028	252,000	257,271
		1,580,803

Chemicals - 1.9%
Mosaic Co.
4.05%, 11/15/2027	251,000	249,465
5.45%, 11/15/2033	252,000	254,811
		504,276

Construction Materials - 0.9%
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	273,000	243,120

Consumer Staples Distribution & Retail - 2.0%
Dollar General Corp., 5.00%, 11/01/2032	252,000	250,531
Dollar Tree, Inc., 2.65%, 12/01/2031	294,000	261,630
		512,161

Containers & Packaging - 1.1%
Avery Dennison Corp., 4.88%, 12/06/2028	273,000	275,768

Distributors - 4.0%
Genuine Parts Co.
4.95%, 08/15/2029	273,000	272,133
1.88%, 11/01/2030	315,000	271,771
LKQ Corp.
5.75%, 06/15/2028	252,000	256,532
6.25%, 06/15/2033	252,000	259,743
		1,060,179

Electric Utilities - 11.6%
AEP Texas, Inc., 5.70%, 05/15/2034	231,000	237,879
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/2032	252,000	248,768
Evergy, Inc., 2.90%, 09/15/2029	273,000	258,975
FirstEnergy Corp., 2.65%, 03/01/2030	273,000	252,849
Pacific Gas and Electric Co.
6.95%, 03/15/2034	231,000	253,083
6.00%, 08/15/2035	252,000	260,489
PPL Capital Funding, Inc., 5.25%, 09/01/2034	252,000	254,103
Public Service Co. of Oklahoma, 5.45%, 01/15/2036	252,000	253,728
Southern Co.
4.85%, 03/15/2035	252,000	245,255
4.25%, 07/01/2036	273,000	251,244
System Energy Resources, Inc., 5.30%, 12/15/2034	252,000	251,450
Wisconsin Power and Light Co., 3.95%, 09/01/2032	273,000	260,291
		3,028,114

Food Products - 6.7%
Campbell's Co.
5.40%, 03/21/2034	252,000	244,665
4.75%, 03/23/2035	273,000	251,461
Conagra Brands, Inc.
5.00%, 08/01/2030	252,000	251,603
5.75%, 08/01/2035	252,000	252,743
J M Smucker Co.
5.90%, 11/15/2028	252,000	260,672
6.20%, 11/15/2033	231,000	244,836
McCormick & Co., Inc., 1.85%, 02/15/2031	294,000	256,286
		1,762,266

Ground Transportation - 0.8%
CSX Corp., 3.25%, 06/01/2027	210,000	207,687

Health Care Equipment & Supplies - 1.0%
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	294,000	262,625

Health Care Providers & Services - 2.0%
IQVIA, Inc.
5.70%, 05/15/2028	252,000	257,021
6.25%, 02/01/2029	252,000	262,058
		519,079

Hotels, Restaurants & Leisure - 4.0%
Darden Restaurants, Inc.
3.85%, 05/01/2027	273,000	271,071
6.30%, 10/10/2033	231,000	247,446
Expedia Group, Inc.
3.25%, 02/15/2030	273,000	258,052
5.40%, 02/15/2035	273,000	270,953
		1,047,522

Household Durables - 2.9%
Lennar Corp.
4.75%, 11/29/2027	273,000	273,525
5.20%, 07/30/2030	252,000	255,119
Mohawk Industries, Inc., 5.85%, 09/18/2028	231,000	237,816
		766,460

Insurance - 4.0%
Allstate Corp.
5.05%, 06/24/2029	252,000	257,117
1.45%, 12/15/2030	314,000	272,954
Willis North America, Inc.
2.95%, 09/15/2029	273,000	258,678
5.35%, 05/15/2033	252,000	254,842
		1,043,591

IT Services - 2.0%
VeriSign, Inc.
2.70%, 06/15/2031	294,000	263,424
5.25%, 06/01/2032	252,000	253,924
		517,348

Life Sciences Tools & Services - 2.0%
Revvity, Inc.
1.90%, 09/15/2028	294,000	276,404
2.25%, 09/15/2031	294,000	256,910
		533,314

Multi-Utilities - 4.9%
Ameren Corp.
5.00%, 01/15/2029	252,000	256,027
5.38%, 03/15/2035	252,000	254,861
DTE Energy Co., 5.05%, 10/01/2035	252,000	248,453
Sempra, 5.50%, 08/01/2033	252,000	259,611
WEC Energy Group, Inc., 2.20%, 12/15/2028	273,000	257,882
		1,276,834

Oil & Gas Refining & Marketing - 2.0%
Phillips 66 Co.
5.25%, 06/15/2031	252,000	258,389
5.30%, 06/30/2033	252,000	256,319
		514,708

Oil, Gas & Consumable Fuels - 13.9%
Coterra Energy, Inc.
3.90%, 05/15/2027	273,000	271,124
5.60%, 03/15/2034	252,000	258,007
DCP Midstream Operating LP
5.63%, 07/15/2027	272,000	275,592
5.13%, 05/15/2029	252,000	256,481
EOG Resources, Inc., 5.35%, 01/15/2036	252,000	255,831
ONEOK Partners LP, 6.65%, 10/01/2036	231,000	249,001
ONEOK, Inc., 5.05%, 11/01/2034	272,000	264,665
Targa Resources Corp.
5.65%, 02/15/2036	252,000	255,825
5.40%, 07/30/2036	252,000	250,264
Valero Energy Corp.
2.15%, 09/15/2027	273,000	264,777
7.50%, 04/15/2032	231,000	261,550
Western Midstream Operating LP
5.45%, 11/15/2034	252,000	249,664
5.50%, 12/15/2035	273,000	268,627
Williams Cos., Inc., 5.15%, 03/15/2036	272,000	268,054
		3,649,462

Packaged Foods & Meats - 1.9%
Kraft Heinz Foods Co.
3.75%, 04/01/2030	252,000	243,937
5.40%, 03/15/2035	252,000	251,676
		495,613

Professional Services - 4.0%
Equifax, Inc.
4.80%, 09/15/2029	252,000	253,573
2.35%, 09/15/2031	294,000	257,838
Verisk Analytics, Inc.
5.75%, 04/01/2033	252,000	260,916
5.25%, 06/05/2034	273,000	272,058
		1,044,385

Research and Consulting Services - 0.9%
Leidos, Inc., 2.30%, 02/15/2031	273,000	243,049

Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc., 3.19%, 11/15/2036 (a)	315,000	263,388
Skyworks Solutions, Inc., 3.00%, 06/01/2031	294,000	262,277
		525,665

Software - 2.0%
Trimble, Inc.
4.90%, 06/15/2028	272,000	273,077
6.10%, 03/15/2033	252,000	263,760
		536,837

Specialty Retail - 2.0%
AutoZone, Inc., 4.75%, 08/01/2032	252,000	249,701
Home Depot, Inc., 5.88%, 12/16/2036	252,000	268,436
		518,137

Technology Hardware, Storage & Peripherals - 1.0%
NetApp, Inc., 5.50%, 03/17/2032	252,000	258,097

Utilites - 2.0%
Arizona Public Service Co.
5.55%, 08/01/2033	252,000	258,523
5.70%, 08/15/2034	252,000	261,308
		519,831
TOTAL CORPORATE BONDS (Cost $25,721,927)		25,806,885

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	130,774	130,774
TOTAL MONEY MARKET FUNDS (Cost $130,774)		130,774

TOTAL INVESTMENTS - 99.0% (Cost $25,852,701)		25,937,659
Other Assets in Excess of Liabilities - 1.0%		255,461
TOTAL NET ASSETS - 100.0%		$26,193,120

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $263,388 or 1.0% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

FIS Bright Portfolios Core Bond ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds	$–	$25,806,885	$–	$25,806,885
Money Market Funds	130,774	–	–	130,774
Total Investments	$130,774	$25,806,885	$–	$25,937,659

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United States	$25,684,578	98.0%
Ireland	253,081	1.0
Other Assets in Excess of Liabilities	255,461	1.0
	$26,193,120	100.0%

Sector Classification as of March 31, 2026
(% of Net Assets)
Utilities	$4,824,778	18.4%
Energy	4,164,170	15.9
Financials	3,942,622	15.1
Consumer Discretionary	3,392,298	13.0
Consumer Staples	3,027,678	11.6
Information Technology	2,080,995	7.9
Industrials	2,036,162	7.8
Health Care	1,315,018	5.0
Materials	1,023,164	3.9
Money Market Funds	130,774	0.4
Other Assets in Excess of Liabilities	255,461	1.0
	$26,193,120	100.0%